Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cash and Cash Equivalents [Line Items]
Balance nominated in currencies	$ 1,280,121	$ 507,799	$ 451,946	$ 544,342
USD [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Balance nominated in currencies	920,197	250,840
NIS [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Balance nominated in currencies	340,984	179,066
Other currencies [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Balance nominated in currencies	$ 18,940	$ 77,893